Document and Entity Information	Apr. 21, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 21, 2023
Entity Registrant Name	Skydeck Acquisition Corp.
Entity Central Index Key	0001847152
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity File Number	001-40422
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	98-1583722
Entity Address, Address Line One	225 Dyer Street
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	Providence
Entity Address, State or Province	RI
Entity Address, Postal Zip Code	02903
City Area Code	401
Local Phone Number	854-4567
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Units
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	SKYAU
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares included as a part of the units
Trading Symbol	SKYA
Security Exchange Name	NASDAQ
Warrant
Document Information [Line Items]
Title of 12(b) Security	Warrants included as part of the Units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	SKYAW
Security Exchange Name	NASDAQ